Other Intangible Assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other Intangible Assets
19.	OTHER INTANGIBLE ASSETS
The carrying amounts of each class of other in
tangi
ble assets were as follows:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Customer relationships	$7,990,956	$6,974,365	$226,956
Computer software	2,779,723	2,310,815	75,197
Patents and acquired specific technology	13,730,404	11,829,167	384,939
Others	62,624	63,361	2,062

	$24,563,707	$21,177,708	$689,154

For the year ended Dec
emb
er 31, 2020

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2020	$11,000,001	$4,606,878	$21,318,696	$68,300	$36,993,875
Additions	—	951,439	171	31,045	982,655
Disposals or derecognition	—	(55,413)	—	(14,594)	(70,007)
Disposal of subsidiaries (Note 30)	—	(38,125)	—	—	(38,125)
Acquisition through business combinations (Note 29)	885,565	1,567,508	—	114,269	2,567,342
Effect of foreign currency exchange differences	4,717	(65,838)	312	(19,160)	(79,969)

Balance at December 31, 2020	$11,890,283	$6,966,449	$21,319,179	$179,860	$40,355,771

Accumulated amortization

Balance at January 1, 2020	$1,666,668	$2,677,339	$3,600,173	$25,303	$7,969,483
Amortization expense	1,000,000	729,330	1,998,554	5,493	3,733,377
Disposals or derecognition	—	(47,345)	—	(5,044)	(52,389)
Disposal of subsidiaries (Note 30)	—	(10,688)	—	—	(10,688)
Acquisition through business combinations (Note 29)	102,768	843,746	—	79,673	1,026,187
Effect of foreign currency exchange differences	547	(21,806)	239	(950)	(21,970)

Balance at December 31, 2020	$2,769,983	$4,170,576	$5,598,966	$104,475	$12,644,000

For the year ended December 31, 2021

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2021	$11,890,283	$6,966,449	$21,319,179	$179,860	$40,355,771
Additions	—	1,193,060	2,000	37,959	1,233,019
Disposals or derecognition	(102,637)	(150,670)	—	(71,014)	(324,321)
Disposal of subsidiaries (Note 30)	—	(789,998)	(5,401)	(6,243)	(801,642)
Acquisition through business combinations (Note 29)	—	622	—	—	622
Effect of foreign currency exchange differences	(83,041)	(167,769)	(537)	(7,036)	(258,383)

Balance at December 31, 2021	$11,704,605	$7,051,694	$21,315,241	$133,526	$40,205,066

Accumulated amortization

Balance at January 1, 2021	$2,769,983	$4,170,576	$5,598,966	$104,475	$12,644,000
Amortization expense	1,049,759	971,190	1,991,641	41,530	4,054,120
Disposals or derecognition	(102,637)	(139,907)	—	(67,741)	(310,285)
Disposal of subsidiaries (Note 30)	—	(626,338)	(5,288)	(3,067)	(634,693)
Acquisition through business combinations (Note 29)	—	222	—	—	222
Effect of foreign currency exchange differences	(3,456)	(103,772)	(482)	(4,295)	(112,005)

Balance at December 31, 2021	$3,713,649	$4,271,971	$7,584,837	$70,902	$15,641,359

For the year ended December 31, 2022

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2022	$11,704,605	$7,051,694	$21,315,241	$133,526	$40,205,066
Additions	—	459,954	500	31,414	491,868
Disposals or derecognition	—	(37,442)	—	(12,871)	(50,313)
Effect of foreign currency exchange differences	31,576	141,903	1,611	4,257	179,347

Balance at December 31, 2022	$11,736,181	$7,616,109	$21,317,352	$156,326	$40,825,968

Accumulated amortization and impairment

Balance at January 1, 2022	$3,713,649	$4,271,971	$7,584,837	$70,902	$15,641,359
Amortization expense	1,043,852	957,708	1,901,835	27,684	3,931,079
Impairment losses recognized	—	715	—	—	715
Disposals or derecognition	—	(31,456)	—	(8,553)	(40,009)
Effect of foreign currency exchange differences	4,315	106,356	1,513	2,932	115,116

Balance at December 31, 2022	$4,761,816	$5,305,294	$9,488,185	$92,965	$19,648,260

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2022	$380,885	$229,473	$693,630	$4,345	$1,308,333
Additions	—	14,967	16	1,022	16,005
Disposals or derecognition	—	(1,218)	—	(419)	(1,637)
Effect of foreign currency exchange differences	1,028	4,617	53	139	5,837

Balance at December 31, 2022	$381,913	$247,839	$693,699	$5,087	$1,328,538

Accumulated amortization and impairment

Balance at January 1, 2022	$120,848	$139,017	$246,822	$2,307	$508,994
Amortization expense	33,968	31,165	61,889	901	127,923
Impairment losses recognized	—	23	—	—	23
Disposals or derecognition	—	(1,024)	—	(278)	(1,302)
Effect of foreign currency exchange differences	141	3,461	49	95	3,746

Balance at December 31, 2022	$154,957	$172,642	$308,760	$3,025	$639,384

Each class of other intangible assets was amortized on the straight-line basis over the following useful lives:

Customer relationships	11-16 years
Computer software	2-10 years
Patents and acquired specific technology	5-17 years
Others	5-10 years